Stockholders' Equity (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Schedule of stock options outstanding and exercisable
Stock Options Number Outstanding	5,513,497	4,652,497
Stock Options Number Exercisable, outastanding	2,745,159	1,908,883
Exercise Price 0.05 [Member]
Schedule of stock options outstanding and exercisable
Stock Options Number Outstanding	72,876	72,876
Stock Options Outstanding Weighted Average Remaining Contractual Term	4 years 9 months 3 days	5 years 2 months 30 days
Stock Options Outstanding Weighted Average Exercise Price	$ 0.05	$ 0.05
Stock Options Number Exercisable, outastanding	72,876	72,876
Stock Options Exercisable Weighted Average Exercise Price	$ 0.05	$ 0.05
Exercise Price 0.26 [Member]
Schedule of stock options outstanding and exercisable
Stock Options Number Outstanding	1,024,810	1,024,810
Stock Options Outstanding Weighted Average Remaining Contractual Term	6 years 9 months 11 days	7 years 3 months 11 days
Stock Options Outstanding Weighted Average Exercise Price	$ 0.26	$ 0.26
Stock Options Number Exercisable, outastanding	978,507	919,296
Stock Options Exercisable Weighted Average Exercise Price	$ 0.26	$ 0.26
Exercise Price 0.73 [Member]
Schedule of stock options outstanding and exercisable
Stock Options Number Outstanding	1,475,687	1,475,687
Stock Options Outstanding Weighted Average Remaining Contractual Term	7 years 4 months 17 days	7 years 10 months 14 days
Stock Options Outstanding Weighted Average Exercise Price	$ 0.73	$ 0.73
Stock Options Number Exercisable, outastanding	953,048	768,587
Stock Options Exercisable Weighted Average Exercise Price	$ 0.73	$ 0.73
Exercise Price 1.00 [Member]
Schedule of stock options outstanding and exercisable
Stock Options Number Outstanding	313,124	313,124
Stock Options Outstanding Weighted Average Remaining Contractual Term	8 years 22 days	8 years 6 months 21 days
Stock Options Outstanding Weighted Average Exercise Price	$ 1.00	$ 1.00
Stock Options Number Exercisable, outastanding	166,457	126,457
Stock Options Exercisable Weighted Average Exercise Price	$ 1.00	$ 1.00
Exercise Price 1.10 [Member]
Schedule of stock options outstanding and exercisable
Stock Options Number Outstanding	10,000	10,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	8 years 6 months 10 days	9 years 7 days
Stock Options Outstanding Weighted Average Exercise Price	$ 1.10	$ 1.10
Stock Options Number Exercisable, outastanding	3,959
Stock Options Exercisable Weighted Average Exercise Price	$ 1.10	$ 1.10
Exercise Price 1.17 [Member]
Schedule of stock options outstanding and exercisable
Stock Options Number Outstanding	70,000	70,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	8 years 4 months 13 days	8 years 10 months 14 days
Stock Options Outstanding Weighted Average Exercise Price	$ 1.17	$ 1.17
Stock Options Number Exercisable, outastanding	31,875	21,667
Stock Options Exercisable Weighted Average Exercise Price	$ 1.17	$ 1.17
Exercise Price 1.22 [Member]
Schedule of stock options outstanding and exercisable
Stock Options Number Outstanding	125,000	190,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	8 years 7 months 6 days	9 years 1 month 6 days
Stock Options Outstanding Weighted Average Exercise Price	$ 1.22	$ 1.22
Stock Options Number Exercisable, outastanding	44,271
Stock Options Exercisable Weighted Average Exercise Price	$ 1.22	$ 1.22
Exercise Price 1.50 [Member]
Schedule of stock options outstanding and exercisable
Stock Options Number Outstanding	40,000	40,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	8 years 8 months 2 days	9 years 2 months 1 day
Stock Options Outstanding Weighted Average Exercise Price	$ 1.50	$ 1.50
Stock Options Number Exercisable, outastanding	13,333
Stock Options Exercisable Weighted Average Exercise Price	$ 1.50	$ 1.50
Exercise Price 1.55 [Member]
Schedule of stock options outstanding and exercisable
Stock Options Number Outstanding	1,456,000	1,456,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	8 years 8 months 9 days	9 years 2 months 8 days
Stock Options Outstanding Weighted Average Exercise Price	$ 1.55	$ 1.55
Stock Options Number Exercisable, outastanding	353,750
Stock Options Exercisable Weighted Average Exercise Price	$ 1.55	$ 1.55
Exercise Price 2.40 [Member]
Schedule of stock options outstanding and exercisable
Stock Options Number Outstanding	926,000
Stock Options Outstanding Weighted Average Remaining Contractual Term	9 years 7 months 2 days
Stock Options Outstanding Weighted Average Exercise Price	$ 2.40
Stock Options Number Exercisable, outastanding	127,083
Stock Options Exercisable Weighted Average Exercise Price	$ 2.40